Schedule of share capital (Details) (Parenthetical)				12 Months Ended
	Jul. 01, 2025 USD ($)	Jul. 01, 2025 AUD ($)	Apr. 15, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Gross proceeds			$ 1,838,680	$ 3,259,448	$ 769,936	$ 3,295,822
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Gross proceeds	$ 514,656	$ 781,581